Deposits (Components of Deposits) (Details)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Deposits
Time deposits		116,152,598,000,000	90,416,765,000,000
Savings deposits		54,099,973,000,000	48,007,195,000,000
Certificate of deposits		2,346,928,000,000	23,081,256,000,000
Mutual installment deposits		3,427,103,000,000	3,690,582,000,000
Interest-bearing demand deposits		819,595,000,000	883,123,000,000
Total interest-bearing deposits	156,418,006,000	176,846,197,000,000	166,078,921,000,000
Demand deposits		3,081,938,000,000	3,104,147,000,000
Total deposits		179,928,135,000,000	169,183,068,000,000
Time deposits - weighted average rate	3.62%
Savings deposits - weighted average rate	0.42%
Certificate of deposits - weighted average rate	4.03%
Mutual installment deposits - weighted average rate	3.05%
Interest-bearing demand deposits - weighted average rate	1.27%
Total interest-bearing deposits - weighted average rate	2.73%
Total deposits - weighted average rate	2.68%